Financial instruments (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
US Dollars [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 45,777	₨ 68,478
US Dollars [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	4,770	6,535
US Dollars [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	9,996	13,069
US Dollars [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	11,949	18,616
US Dollars [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	19,062	30,258
Russian Roubles [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	1,874	2,557
Russian Roubles [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	419	716
Russian Roubles [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	1,455	1,841
Russian Roubles [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	0
Russian Roubles [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	0
Brazilian Reals [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	90	(1,525)
Brazilian Reals [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	90	(256)
Brazilian Reals [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	(513)
Brazilian Reals [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	0	(756)
Brazilian Reals [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 0	₨ 0